Risk Management_Credit quality of financial assets items (Details) $ in Thousands		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		₩ 320,106,078,000,000	[1]	$ 294,729,839	₩ 293,717,693,000,000	[1]
Securities at amortized cost		17,020,839,000,000		$ 15,671,521	20,320,539,000,000
Financial assets at FVTOCI	[2]	28,948,141,000,000			26,795,161,000,000
Total		366,075,058,000,000			340,833,393,000,000
Total
Disclosure of credit risk exposure [Line Items]
Total		368,075,809,000,000			342,495,923,000,000
Collateral value		204,106,023,000,000			184,582,484,000,000
Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Total		(2,010,382,000,000)			(1,671,099,000,000)
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		187,731,443,000,000			169,438,539,000,000
Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	324,543,698,000,000			302,719,856,000,000
Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[4]	21,408,745,000,000			19,934,011,000,000
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		15,677,871,000,000			14,451,806,000,000
Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total		10,356,251,000,000	[3]		8,712,860,000,000
Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[4]	10,143,839,000,000			9,625,024,000,000
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Total		1,623,276,000,000			1,504,172,000,000
Collateral value		696,709,000,000			692,139,000,000
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		322,102,263,000,000			295,374,712,000,000
Collateral value		204,106,023,000,000			184,582,484,000,000
Loans and other financial assets at amortized cost | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,996,185,000,000)			(1,657,019,000,000)
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		187,731,443,000,000			169,438,539,000,000
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	278,729,012,000,000			255,709,205,000,000
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	21,249,885,000,000			19,823,451,000,000
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		15,677,871,000,000			14,451,806,000,000
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		10,356,251,000,000	[3]		8,712,860,000,000	[5]
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	10,143,839,000,000			9,625,024,000,000
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,623,276,000,000			1,504,172,000,000
Collateral value		696,709,000,000			692,139,000,000
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	9,725,719,000,000			14,797,040,000,000
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		9,728,233,000,000			14,800,324,000,000
Collateral value		19,280,000,000			0
Korean treasury and government agencies | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(2,514,000,000)			(3,284,000,000)
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		19,280,000,000			0
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	9,674,891,000,000			14,789,933,000,000
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,063,000,000			10,390,000,000
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		52,279,000,000	[3]		0	[5]
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	0			0
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			1,000,000
Collateral value		0			0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	19,493,189,000,000			18,597,206,000,000
Banks | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		19,508,934,000,000			18,618,556,000,000
Collateral value		1,003,971,000,000			614,228,000,000
Banks | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(15,745,000,000)			(21,350,000,000)
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,003,971,000,000			612,200,000,000
Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	19,301,570,000,000			18,336,664,000,000
Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	105,890,000,000			109,667,000,000
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			2,028,000,000
Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		75,876,000,000	[3]		150,318,000,000	[5]
Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	0			0
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		25,598,000,000			21,907,000,000
Collateral value		0			0
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	114,131,994,000,000			101,041,110,000,000
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		115,353,485,000,000			102,033,146,000,000
Collateral value		67,180,746,000,000			58,333,174,000,000
Corporates | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,221,491,000,000)			(992,036,000,000)
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		62,817,305,000,000			55,602,818,000,000
Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	93,889,922,000,000			82,286,304,000,000
Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	14,873,376,000,000			15,201,687,000,000
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		3,963,101,000,000			2,335,496,000,000
Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,890,564,000,000	[3]		485,469,000,000	[5]
Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	3,860,389,000,000			3,267,311,000,000
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		839,234,000,000			792,375,000,000
Collateral value		400,340,000,000			394,860,000,000
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		73,737,546,000,000			53,888,709,000,000
General business | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		74,607,290,000,000			54,566,946,000,000
Collateral value		38,520,765,000,000			23,555,885,000,000
General business | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(869,744,000,000)			(678,237,000,000)
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		35,578,470,000,000			22,291,348,000,000
General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	61,082,336,000,000			45,769,233,000,000
General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	9,013,955,000,000			6,191,625,000,000
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		2,670,480,000,000			1,023,766,000,000
General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,349,053,000,000	[3]		441,089,000,000	[5]
General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	2,585,868,000,000			1,620,761,000,000
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		576,078,000,000			544,238,000,000
Collateral value		271,815,000,000			240,771,000,000
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		34,589,845,000,000			42,263,470,000,000
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		34,893,922,000,000			42,550,497,000,000
Collateral value		26,813,208,000,000			32,974,329,000,000
Small and medium sized enterprise | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(304,077,000,000)			(287,027,000,000)
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		25,404,002,000,000			31,517,538,000,000
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	27,504,992,000,000			32,180,551,000,000
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	5,415,312,000,000			8,507,800,000,000
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,290,941,000,000			1,311,730,000,000
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		538,909,000,000	[3]		44,380,000,000	[5]
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,207,706,000,000			1,586,865,000,000
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		227,003,000,000			230,901,000,000
Collateral value		118,265,000,000			145,061,000,000
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		5,804,603,000,000			4,888,931,000,000
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		5,852,273,000,000			4,915,703,000,000
Collateral value		1,846,773,000,000			1,802,960,000,000
Project financing and others | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(47,670,000,000)			(26,772,000,000)
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,834,833,000,000			1,793,932,000,000
Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	5,302,594,000,000			4,336,520,000,000
Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	444,109,000,000			502,262,000,000
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,680,000,000			0
Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		2,602,000,000	[3]		0	[5]
Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	66,815,000,000			59,685,000,000
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		36,153,000,000			17,236,000,000
Collateral value		10,260,000,000			9,028,000,000
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	176,755,176,000,000			159,282,337,000,000
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		177,511,611,000,000			159,922,686,000,000
Collateral value		135,902,026,000,000			125,635,082,000,000
Consumers | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(756,435,000,000)			(640,349,000,000)
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		123,890,887,000,000			113,223,521,000,000
Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	155,862,629,000,000			140,296,304,000,000
Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	6,269,556,000,000			4,501,707,000,000
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		11,714,770,000,000			12,114,282,000,000
Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		8,337,532,000,000	[3]		8,077,073,000,000	[5]
Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	6,283,450,000,000			6,357,713,000,000
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		758,444,000,000			689,889,000,000
Collateral value		296,369,000,000			297,279,000,000
Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		17,020,839,000,000			20,320,539,000,000
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		17,025,405,000,000			20,326,050,000,000
Collateral value		0			0
Securities at amortized cost | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(4,566,000,000)			(5,511,000,000)
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	17,025,405,000,000			20,326,050,000,000
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[4]	0			0
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0	[3]		0	[5]
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[4]	0			0
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			0
Collateral value		0			0
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	28,948,141,000,000			26,795,161,000,000
Collateral value		0			0
Financial assets at FVTOCI | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	(9,631,000,000)			(8,569,000,000)
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[3]	28,789,281,000,000			26,684,601,000,000
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	158,860,000,000			110,560,000,000
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	0	[3]		0	[5]
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	0			0
Financial assets at FVTOCI | Stage 3
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]				0
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	0			0
Collateral value		₩ 0			₩ 0

[1]	Cash and cash equivalents are not included.
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.
[3]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[4]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[5]	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.